Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets - Financial Assets Charged as Security Under On-Balance Sheet and Off-Balance (Details) - GBP (£)
£ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	£ 1,541	£ 1,585
On-balance sheet:
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	62,135	67,878
On-balance sheet: | Cash and balances at central banks
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	1,330	1,580
On-balance sheet: | Loans and advances to banks
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	163	478
On-balance sheet: | Loans and advances to customers | Securitisations and covered bonds
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	24,155	19,432
On-balance sheet: | Loans and advances to customers | Other
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	32,011	41,953
On-balance sheet: | Other financial assets at amortised cost
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	35	0
On-balance sheet: | Financial assets at fair value through other comprehensive income
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	4,441	4,435
Off-balance sheet
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	£ 9,184	£ 14,449